Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 8.4%
Security	Principal Amount (000's omitted)	Value
AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/50(1)(2)	$300	$ 302,393
ACHM Mortgage Trust, Series 2024-HE1, Class C, 6.55%, 5/25/39(1)	391	379,397
ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31(1)	917	946,186
ARES LII CLO Ltd.:
Series 2019-52A, Class DR, 7.852%, (3 mo. SOFR + 3.562%), 4/22/31(1)(3)	1,750	1,750,087
Series 2019-52A, Class DRR, (3 mo. SOFR + 2.50%), 4/22/31(1)(4)	1,750	1,757,255
Babson CLO Ltd., Series 2022-4A, Class D1R, 7.543%, (3 mo. SOFR + 3.25%), 10/20/37(1)(3)	1,000	1,024,857
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class DR, 7.402%, (3 mo. SOFR + 3.10%), 1/15/33(1)(3)	1,000	1,003,956
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 11.314%, (3 mo. SOFR + 7.012%), 10/15/34(1)(3)	500	507,264
Blueberry Park CLO Ltd., Series 2024-1A, Class D2, 8.543%, (3 mo. SOFR + 4.25%), 10/20/37(1)(3)	1,000	1,025,712
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.685%, (3 mo. SOFR + 7.392%), 10/20/34(1)(3)	500	506,546
Bridge Trust, Series 2024-SFR1, Class E1, 4.30%, 8/17/40(1)	465	424,441
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.893%, (3 mo. SOFR + 3.60%), 4/19/37(1)(3)	1,000	1,028,890
Bryant Park Funding Ltd., Series 2023-20A, Class D, 10.392%, (3 mo. SOFR + 6.09%), 7/15/36(1)(3)	1,000	1,018,988
Cajun Global LLC, Series 2025-1A, Class A2, 6.554%, 2/20/55(1)(2)	964	964,000
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-3RA, Class C, 7.512%, (3 mo. SOFR + 3.212%), 7/27/31(1)(3)	2,725	2,736,728
Series 2014-4RA, Class C, 7.464%, (3 mo. SOFR + 3.162%), 7/15/30(1)(3)	2,000	2,010,714
Series 2014-4RA, Class D, 10.214%, (3 mo. SOFR + 5.912%), 7/15/30(1)(3)	250	249,813
Series 2015-5A, Class DR, 11.255%, (3 mo. SOFR + 6.962%), 1/20/32(1)(3)	250	251,233
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	60	54,658
Crown City CLO III, Series 2021-1A, Class C, 7.855%, (3 mo. SOFR + 3.562%), 7/20/34(1)(3)	1,000	1,007,858
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.647%, (3 mo. SOFR + 2.85%), 10/18/37(1)(3)	1,500	1,524,408
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 8.093%, (3 mo. SOFR + 3.80%), 4/20/37(1)(3)	1,000	1,023,744
Security	Principal Amount (000's omitted)	Value
Empower CLO Ltd., Series 2024-1A, Class D1, 8.05%, (3 mo. SOFR + 3.75%), 4/25/37(1)(3)	$1,000	$ 1,014,174
FirstKey Homes Trust:
Series 2021-SFR1, Class F2, 3.452%, 8/17/38(1)	500	476,551
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(1)	500	474,821
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.843%, (3 mo. SOFR + 3.55%), 4/20/37(1)(3)	800	813,685
Golub Capital Partners CLO 53B Ltd., Series 2021-53A, Class E, 11.255%, (3 mo. SOFR + 6.962%), 7/20/34(1)(3)	500	509,038
Harvest U.S. CLO Ltd.:
Series 2024-2A, Class D1, 8.059%, (3 mo. SOFR + 3.25%), 10/15/37(1)(3)	1,500	1,530,980
Series 2024-3A, Class D1, 7.65%, (3 mo. SOFR + 3.30%), 1/18/38(1)(3)	1,000	1,020,122
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(1)	1,249	1,190,897
HTAP Issuer Trust, Series 2024-2, Class A, 6.50%, 4/25/42(1)	795	781,906
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.443%, (3 mo. SOFR + 3.15%), 7/18/37(1)(3)	1,500	1,524,761
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.898%, (3 mo. SOFR + 5.60%), 4/15/35(1)(3)	1,000	1,003,118
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 7.202%, (3 mo. SOFR + 2.90%), 7/15/36(1)(3)	1,250	1,264,201
NRZ Excess Spread-Collateralized Notes, Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	943	954,665
OCP CLO Ltd.:
Series 2023-27A, Class DR, 7.658%, (3 mo. SOFR + 3.35%), 7/16/35(1)(3)	750	755,642
Series 2024-32A, Class D1, 8.04%, (3 mo. SOFR + 3.75%), 4/23/37(1)(3)	1,000	1,019,623
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class D1R, 8.352%, (3 mo. SOFR + 4.05%), 4/15/37(1)(3)	1,200	1,233,559
PRET LLC, Series 2024-NPL5, Class A1, 5.963% to 9/25/25, 9/25/54(1)(5)	474	470,497
RR 35 Ltd., Series 2024-35A, Class D, 9.652%, (3 mo. SOFR + 5.35%), 1/15/40(1)(3)	2,500	2,514,920
Sixth Street CLO XV Ltd., Series 2020-15A, Class D1R, 7.447%, (3 mo. SOFR + 3.15%), 10/24/37(1)(3)	1,000	1,019,595
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	890	859,086
STAR Trust:
Series 2025-SFR5, Class D, 6.748%, (1 mo. SOFR + 2.45%), 2/17/42(1)(3)	459	461,332
Series 2025-SFR5, Class E, 7.248%, (1 mo. SOFR + 2.95%), 2/17/42(1)(3)	230	231,488

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	$82	$ 82,744
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	500	523,811
Total Asset-Backed Securities (identified cost $42,483,390)		$ 43,230,344

Collateralized Mortgage Obligations — 3.4%
Security	Principal Amount (000's omitted)	Value
A&D Mortgage Trust:
Series 2023-NQM5, Class M1, 8.149%, 11/25/68(1)(6)	$370	$ 383,277
Series 2024-NQM4, Class M1, 5.929%, 8/25/69(1)(6)	509	508,009
Series 2024-NQM6, Class B1A, 7.307%, 1/25/70(1)(6)	459	460,955
Asset Based Lending LLC, Series 2024-RTL1, Class A1, 6.075% to 3/25/27, 9/25/29(1)(5)	500	500,140
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892%, 10/25/29(1)(6)	500	502,687
CFMT LLC:
Series 2024-HB13, Class M2, 3.00%, 5/25/34(1)(6)	470	436,640
Series 2024-HB15, Class M2, 4.00%, 8/25/34(1)(6)	625	590,709
Series 2024-HB15, Class M3, 4.00%, 8/25/34(1)(6)	689	636,116
Champs Trust:
Series 2024-1, Class A, 8.791%, 7/25/59(1)(6)	1,254	1,303,194
Series 2024-2, Class A, 8.79%, 11/25/59(1)(6)	1,361	1,418,796
Series 2024-3, Class A, 10.262%, 1/25/60(1)(6)	1,476	1,530,782
EFMT, Series 2024-RM2, Class A1A, 5.00%, 7/25/54(1)	918	864,231
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA3, Class B2, 10.601%, (30-day SOFR Average + 6.25%), 10/25/33(1)(3)	855	1,062,825
Series 2021-DNA6, Class B2, 11.851%, (30-day SOFR Average + 7.50%), 10/25/41(1)(3)	1,280	1,388,171
JPM Lending Facility, 11.309%, (SOFR + 7.00%), 7/15/29(3)	1,238	1,243,310
MFRA Trust, Series 2024-NQM3, Class M1, 6.671%, 12/25/69(1)(6)	459	464,653
Onity Loan Investment Trust, Series 2024-HB2, Class M4, 5.00%, 8/25/37(1)(6)	500	442,807
PRPM LLC:
Series 2024-NQM4, Class M1A, 6.518%, 12/26/69(1)(6)	459	465,220
Series 2024-RCF4, Class M1, 4.00% to 7/25/26, 7/25/54(1)(5)	467	425,050
Security	Principal Amount (000's omitted)	Value
PRPM LLC: (continued)
Series 2024-RCF5, Class M1, 4.00% to 8/25/26, 8/25/54(1)(5)	$375	$ 342,044
RMF Proprietary Issuance Trust, Series 2022-2, Class M3, 3.75%, 6/25/62(1)(6)	1,000	851,481
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30(1)	750	755,960
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(6)	1,074	1,012,536
Total Collateralized Mortgage Obligations (identified cost $17,370,377)		$ 17,589,593

Commercial Mortgage-Backed Securities — 2.1%
Security	Principal Amount* (000's omitted)	Value
BAHA Trust, Series 2024-MAR, Class C, 7.766%, 12/10/41(1)(6)	1,000	$ 1,043,231
BAMLL Trust, Series 2024-BHP, Class B, 7.206%, (1 mo. SOFR + 2.90%), 8/15/39(1)(3)	855	866,284
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.529%, 2/15/50(1)(6)	1,000	642,640
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.196%, (1 mo. SOFR + 1.89%), 7/15/41(1)(3)	400	402,076
CSMC Trust, Series 2022-CNTR, Class A, 8.251%, (1 mo. SOFR + 3.944%), 1/9/25(1)(3)	1,000	765,036
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 8.556%, (1 mo. SOFR + 4.25%), 12/15/39(1)(3)	500	506,313
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class D, 7.645%, (1 mo. SOFR + 3.339%), 6/15/41(1)(3)	1,100	1,108,681
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.348%, 12/10/34(1)(6)	1,000	977,664
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	150	8,663
Series 2021-MHC, Class C, 5.972%, (1 mo. SOFR + 1.664%), 4/15/38(1)(3)	1,800	1,800,310
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class D, 4.09%, 9/15/47(1)(6)	750	647,780
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 7.50%, (U.S. (Fed) Prime Rate), 6/15/35(1)(3)	100	45,281
ORL Trust, Series 2024-GLKS, Class E, 7.496%, (1 mo. SOFR + 3.19%), 12/15/39(1)(3)	344	345,828

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Vita Scientia DAC, Series 2022-1A, Class D, 5.475%, (3 mo. EURIBOR + 2.49%), 8/27/25(1)(3)	EUR	450	$ 436,242
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)		1,700	1,502,799
Total Commercial Mortgage-Backed Securities (identified cost $11,595,549)			$ 11,098,828

Common Stocks — 0.6%
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.4%
Range Red Acquisitions LLC, Class A1(7)(8)(9)	974	$ 2,133,469
		$ 2,133,469
Energy — 0.1%
Enviva LLC(8)(10)	23,664	$ 437,784
		$ 437,784
Oil and Gas — 0.0%(11)
Frontera Energy Corp.	17,842	$ 100,299
		$ 100,299
Pharmaceuticals — 0.1%
Endo, Inc.(8)	8,441	$ 222,842
Mallinckrodt International Finance SA(8)(9)	1,976	194,023
		$ 416,865
Total Common Stocks (identified cost $2,568,152)		$ 3,088,417

Convertible Bonds — 0.3%
Security	Principal Amount* (000's omitted)	Value
Energy — 0.2%
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	1,202	$ 1,141,993
		$ 1,141,993
Security	Principal Amount* (000's omitted)	Value
Real Estate Investment Trusts (REITs) — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	340	$ 318,784
		$ 318,784
Total Convertible Bonds (identified cost $1,444,424)		$ 1,460,777

Corporate Bonds — 50.2%
Security	Principal Amount* (000's omitted)		Value
Advertising — 0.0%(11)
CMG Media Corp., 8.875%, 6/18/29(1)		278	$ 224,526
			$ 224,526
Aerospace and Defense — 0.7%
Bombardier, Inc.:
7.00%, 6/1/32(1)		275	$ 280,765
7.25%, 7/1/31(1)		536	554,132
8.75%, 11/15/30(1)		385	415,029
TransDigm, Inc.:
4.625%, 1/15/29		1,023	969,278
5.50%, 11/15/27		943	934,640
6.375%, 3/1/29(1)		240	242,705
6.625%, 3/1/32(1)		385	392,054
			$ 3,788,603
Agriculture — 0.1%
Darling Ingredients, Inc., 6.00%, 6/15/30(1)		504	$ 501,946
			$ 501,946
Air Transport — 0.6%
Deutsche Lufthansa AG, 4.382% to 2/12/26, 8/12/75(12)(13)	EUR	500	$ 520,598
Gatwick Airport Finance PLC, 4.375%, 4/7/26(12)	GBP	1,270	1,551,955
Heathrow Finance PLC, 6.625%, 3/1/31(12)	GBP	890	1,104,983
			$ 3,177,536
Apparel & Luxury Goods — 0.4%
Champ Acquisition Corp., 8.375%, 12/1/31(1)		757	$ 790,289

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Hanesbrands, Inc., 9.00%, 2/15/31(1)		630	$ 673,726
PrestigeBidCo GmbH, 6.535%, (3 mo. EURIBOR + 3.75%), 7/1/29(3)(12)	EUR	565	594,777
			$ 2,058,792
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)		275	$ 279,566
			$ 279,566
Automotive — 1.0%
Dana Financing Luxembourg SARL, 8.50%, 7/15/31(12)	EUR	300	$ 343,343
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		303	247,309
Ford Motor Co., 4.75%, 1/15/43		325	257,333
Forvia SE:
2.375%, 6/15/29(12)	EUR	150	144,097
5.50%, 6/15/31(12)	EUR	250	263,494
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		690	644,468
IHO Verwaltungs GmbH, 8.75%, (8.75% cash or 9.50% PIK), 5/15/28(12)(14)	EUR	700	767,255
Lithia Motors, Inc.:
3.875%, 6/1/29(1)		398	369,616
4.375%, 1/15/31(1)		452	416,540
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		1,190	1,036,181
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)		587	553,455
4.875%, 11/15/31(1)		239	220,588
			$ 5,263,679
Beverage and Tobacco — 0.2%
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		1,044	$ 1,037,840
			$ 1,037,840
Building and Development — 2.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		136	$ 126,432
4.625%, 4/1/30(1)		408	376,068
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		1,230	1,109,962
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		1,091	972,177
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)		1,295	1,311,487
Masterbrand, Inc., 7.00%, 7/15/32(1)		1,040	1,064,042
Miller Homes Group Finco PLC, 8.273%, (3 mo. EURIBOR + 5.25%), 5/15/28(3)(12)	EUR	400	418,465
Security	Principal Amount* (000's omitted)		Value
Building and Development (continued)
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		357	$ 340,728
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		741	706,823
6.375%, 11/1/32(1)		425	419,415
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		1,302	1,291,913
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)		1,099	1,125,546
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		270	272,866
Standard Industries, Inc.:
3.375%, 1/15/31(1)		525	459,988
4.75%, 1/15/28(1)		753	733,159
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)		640	690,800
White Cap Buyer LLC, 6.875%, 10/15/28(1)		1,004	1,005,593
			$ 12,425,464
Building Materials — 0.3%
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)(2)		859	$ 862,213
6.75%, 3/1/33(1)(2)		450	451,687
			$ 1,313,900
Business Equipment and Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)		942	$ 928,059
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)		245	251,447
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)		923	855,019
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)		239	228,061
			$ 2,262,586
Cable and Satellite Television — 1.6%
Altice Financing SA, 5.00%, 1/15/28(1)		860	$ 696,398
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		585	519,369
4.50%, 8/15/30(1)		726	660,998
4.75%, 3/1/30(1)		988	915,765
5.00%, 2/1/28(1)		400	389,683
6.375%, 9/1/29(1)		601	601,749
DISH Network Corp., 11.75%, 11/15/27(1)		397	419,506
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(12)	GBP	2,951	3,423,628
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)		900	819,464
			$ 8,446,560

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Capital Goods — 0.1%
BWX Technologies, Inc., 4.125%, 6/30/28(1)		609	$ 577,891
			$ 577,891
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		835	$ 839,946
			$ 839,946
Chemicals — 0.8%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(14)		745	$ 771,422
Calderys Financing LLC, 11.25%, 6/1/28(1)		1,070	1,146,341
Celanese U.S. Holdings LLC, 6.95%, 11/15/33		611	639,669
Olympus Water U.S. Holding Corp.:
9.625%, 11/15/28(12)	EUR	200	221,352
9.75%, 11/15/28(1)		1,292	1,369,479
			$ 4,148,263
Chemicals and Plastics — 1.5%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(12)	EUR	820	$ 843,438
Avient Corp.:
6.25%, 11/1/31(1)		325	324,561
7.125%, 8/1/30(1)		884	908,259
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		1,191	1,246,739
Herens Holdco SARL, 4.75%, 5/15/28(1)		452	415,568
Herens Midco SARL, 5.25%, 5/15/29(12)	EUR	1,000	875,306
INEOS Finance PLC, 6.375%, 4/15/29(12)	EUR	400	431,701
Italmatch Chemicals SpA:
8.183%, (3 mo. EURIBOR + 5.50%), 2/6/28(3)(12)	EUR	200	209,683
10.00%, 2/6/28(12)	EUR	902	988,527
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		561	522,063
Valvoline, Inc., 3.625%, 6/15/31(1)		963	836,024
			$ 7,601,869
Commercial Services — 2.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.875%, 6/1/28(12)	GBP	580	$ 678,289
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		618	563,704
4.625%, 10/1/27(1)		54	52,358
APi Group DE, Inc., 4.75%, 10/15/29(1)		662	628,627
Boels Topholding BV, 5.75%, 5/15/30(12)	EUR	940	1,018,926
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)		250	261,899
Security	Principal Amount* (000's omitted)		Value
Commercial Services (continued)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(12)	GBP	530	$ 701,751
Cimpress PLC, 7.375%, 9/15/32(1)		445	442,484
HealthEquity, Inc., 4.50%, 10/1/29(1)		721	681,304
IPD 3 BV, 8.00%, 6/15/28(12)	EUR	930	1,018,617
Kapla Holding SAS, 5.00%, 4/30/31(12)	EUR	520	547,290
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)		1,323	1,283,984
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)		891	843,188
Pachelbel Bidco SpA, 7.125%, 5/17/31(1)	EUR	715	799,260
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)		852	875,403
VT Topco, Inc., 8.50%, 8/15/30(1)		1,245	1,320,380
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		1,343	1,391,348
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		1,110	1,110,348
			$ 14,219,160
Computers — 0.9%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)		971	$ 985,215
Atos SE, 9.00% to 3/18/25, 12/18/29(5)(12)	EUR	810	867,945
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)		839	870,619
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		671	682,789
McAfee Corp., 7.375%, 2/15/30(1)		1,035	1,020,663
			$ 4,427,231
Containers and Glass Products — 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(12)	EUR	1,250	$ 1,120,879
4.00%, 9/1/29(1)		521	455,288
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		767	693,582
			$ 2,269,749
Distribution & Wholesale — 0.4%
Ritchie Bros Holdings, Inc., 6.75%, 3/15/28(1)		454	$ 465,835
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		615	602,772
Windsor Holdings III LLC, 8.50%, 6/15/30(1)		1,052	1,114,054
			$ 2,182,661
Diversified Consumer Services — 0.5%
Belron U.K. Finance PLC:
4.625%, 10/15/29(1)	EUR	1,480	$ 1,581,442
5.75%, 10/15/29(1)		991	982,723
			$ 2,564,165

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Diversified Financial Services — 1.3%
CI Financial Corp., 4.10%, 6/15/51		530	$ 369,390
Hightower Holding LLC, 9.125%, 1/31/30(1)		815	859,582
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/29(1)		205	193,738
6.125%, 11/1/32(1)		585	582,544
ProGroup AG:
5.125%, 4/15/29(12)	EUR	515	523,157
5.375%, 4/15/31(12)	EUR	661	664,108
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)		261	249,189
3.625%, 3/1/29(1)		1,022	934,868
4.00%, 10/15/33(1)		65	55,008
Sherwood Financing PLC, 7.625%, 12/15/29(12)	EUR	620	639,972
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)		1,431	1,312,842
9.50%, 6/1/28(1)		267	274,936
			$ 6,659,334
Diversified Telecommunication Services — 0.0%(11)
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		200	$ 177,555
			$ 177,555
Drugs — 0.5%
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		560	$ 599,706
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44		406	315,045
5.375%, 9/30/32	EUR	1,575	1,686,068
			$ 2,600,819
Ecological Services and Equipment — 0.7%
GFL Environmental, Inc.:
3.50%, 9/1/28(1)		889	$ 838,954
4.75%, 6/15/29(1)		906	873,587
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,290	1,202,692
Wrangler Holdco Corp., 6.625%, 4/1/32(1)		545	557,693
			$ 3,472,926
Electric — 0.1%
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)		369	$ 327,055
			$ 327,055
Electric Utilities — 1.4%
Alpha Generation LLC, 6.75%, 10/15/32(1)		1,243	$ 1,257,581
Security	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)		280	$ 265,427
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(1)	EUR	2,475	2,647,071
6.375%, 2/15/32(1)		465	458,556
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		578	546,838
TransAlta Corp., 7.75%, 11/15/29		606	629,749
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)		608	620,148
6.625%, 3/15/32(1)		610	624,438
			$ 7,049,808
Electronics/Electrical — 0.4%
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)		278	$ 296,650
Imola Merger Corp., 4.75%, 5/15/29(1)		1,174	1,120,632
Sensata Technologies, Inc.:
4.375%, 2/15/30(1)		610	565,335
6.625%, 7/15/32(1)		200	201,460
			$ 2,184,077
Energy — 0.3%
Sunoco LP, 7.25%, 5/1/32(1)		445	$ 464,627
Sunoco LP/Sunoco Finance Corp.:
4.50%, 5/15/29		583	556,457
4.50%, 4/30/30		372	350,092
			$ 1,371,176
Engineering & Construction — 0.6%
Arcosa, Inc., 6.875%, 8/15/32(1)		552	$ 566,206
Artera Services LLC, 8.50%, 2/15/31(1)		665	657,542
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)		436	441,794
TopBuild Corp., 4.125%, 2/15/32(1)		976	873,775
VM Consolidated, Inc., 5.50%, 4/15/29(1)		750	728,723
			$ 3,268,040
Entertainment — 2.1%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 4/30/30(12)	EUR	1,047	$ 1,160,153
Caesars Entertainment, Inc.:
6.00%, 10/15/32(1)		460	447,665
6.50%, 2/15/32(1)		377	381,930
7.00%, 2/15/30(1)		250	257,844

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Caesars Entertainment, Inc.: (continued)
8.125%, 7/1/27(1)		172	$ 173,928
Churchill Downs, Inc., 5.75%, 4/1/30(1)		669	661,292
Cirsa Finance International SARL, 6.50%, 3/15/29(12)	EUR	1,165	1,270,193
CPUK Finance Ltd., 7.875%, 8/28/29(12)	GBP	825	1,046,622
Flutter Treasury DAC, 5.00%, 4/29/29(12)	EUR	800	862,710
Inter Media and Communication SpA, 6.75%, 2/9/27(12)	EUR	989	1,044,889
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		719	722,530
Lottomatica Group SpA, 6.939%, (3 mo. EURIBOR + 4.00%), 12/15/30(3)(12)	EUR	1,080	1,129,949
Motion Finco SARL:
7.375%, 6/15/30(12)	EUR	250	269,335
8.375%, 2/15/32(1)(2)		460	463,192
Playtika Holding Corp., 4.25%, 3/15/29(1)		757	698,916
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)		519	504,639
			$ 11,095,787
Financial Intermediaries — 0.3%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(13)(15)		635	$ 610,848
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		848	821,433
			$ 1,432,281
Food Products — 0.6%
Ingles Markets, Inc., 4.00%, 6/15/31(1)		762	$ 681,881
La Doria SpA, 7.115%, (3 mo. EURIBOR + 4.50%), 11/12/29(3)(12)	EUR	1,145	1,202,303
Pilgrim's Pride Corp., 3.50%, 3/1/32		951	824,263
Post Holdings, Inc., 6.25%, 2/15/32(1)		422	422,845
			$ 3,131,292
Food Service — 0.7%
1011778 BC ULC/New Red Finance, Inc.:
4.00%, 10/15/30(1)		293	$ 265,557
4.375%, 1/15/28(1)		673	647,932
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(1)(14)		1,040	1,128,957
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)		657	639,048
7.625%, 7/1/29(1)		1,120	1,170,521
			$ 3,852,015
Security	Principal Amount* (000's omitted)		Value
Health Care — 2.6%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		345	$ 329,492
Avantor Funding, Inc., 4.625%, 7/15/28(1)		341	329,984
Cerba Healthcare SACA, 3.50%, 5/31/28(12)	EUR	250	229,943
Chrome Holdco SAS, 5.00%, 5/31/29(12)	EUR	760	532,460
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)		509	349,874
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)		693	717,464
Ephios Subco 3 SARL, 7.875%, 1/31/31(12)	EUR	930	1,048,441
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		430	432,226
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		1,503	1,604,259
LifePoint Health, Inc.:
4.375%, 2/15/27(1)		354	353,991
5.375%, 1/15/29(1)		681	603,503
9.875%, 8/15/30(1)		290	309,731
10.00%, 6/1/32(1)		140	136,654
Medline Borrower LP, 5.25%, 10/1/29(1)		1,819	1,763,706
Molina Healthcare, Inc., 3.875%, 5/15/32(1)		814	716,616
Option Care Health, Inc., 4.375%, 10/31/29(1)		607	568,079
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		586	585,273
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)(14)		869	947,927
Tenet Healthcare Corp.:
6.125%, 10/1/28		523	523,691
6.875%, 11/15/31		256	264,325
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		860	875,613
Varex Imaging Corp., 7.875%, 10/15/27(1)		283	293,037
			$ 13,516,289
Healthcare Services — 0.1%
Molina Healthcare, Inc., 6.25%, 1/15/33(1)		350	$ 347,817
			$ 347,817
Home Furnishings — 0.3%
Tempur Sealy International, Inc.:
3.875%, 10/15/31(1)		1,322	$ 1,162,118
4.00%, 4/15/29(1)		151	140,685
			$ 1,302,803
Household Durables — 0.0%(11)
Spectrum Brands, Inc., 3.875%, 3/15/31(1)		181	$ 155,844
			$ 155,844

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Industrial Equipment — 0.1%
Madison IAQ LLC, 5.875%, 6/30/29(1)		734	$ 708,355
			$ 708,355
Insurance — 0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)		153	$ 153,224
6.75%, 10/15/27(1)		1,009	1,005,277
7.00%, 1/15/31(1)		455	463,358
7.375%, 10/1/32(1)		110	112,535
Galaxy Bidco Ltd., 8.125%, 12/19/29(12)	GBP	640	805,310
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)		728	788,698
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		699	716,299
Ryan Specialty LLC, 5.875%, 8/1/32(1)		725	718,867
			$ 4,763,568
Internet Software & Services — 0.7%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)		270	$ 252,515
6.125%, 12/1/28(1)		853	773,461
Cars.com, Inc., 6.375%, 11/1/28(1)		819	820,116
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)		107	101,733
Match Group Holdings II LLC, 3.625%, 10/1/31(1)		648	556,550
United Group BV:
6.75%, 2/15/31(12)	EUR	200	217,662
7.273%, (3 mo. EURIBOR + 4.25%), 2/15/31(3)(12)	EUR	655	684,848
			$ 3,406,885
Leisure Goods/Activities/Movies — 1.7%
Acushnet Co., 7.375%, 10/15/28(1)		382	$ 397,151
Carnival Corp., 6.00%, 5/1/29(1)		1,572	1,576,021
Cinemark USA, Inc.:
5.25%, 7/15/28(1)		390	382,630
7.00%, 8/1/32(1)		560	575,887
LHMC Finco 2 SARL, 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(12)(14)	EUR	945	982,647
NCL Corp. Ltd.:
5.875%, 3/15/26(1)		102	102,437
7.75%, 2/15/29(1)		286	304,037
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28		215	205,849
6.00%, 2/1/33(1)		999	1,007,537
6.25%, 3/15/32(1)		585	595,584
Security	Principal Amount* (000's omitted)		Value
Leisure Goods/Activities/Movies (continued)
TUI AG, 5.875%, 3/15/29(12)	EUR	1,298	$ 1,411,929
Viking Cruises Ltd.:
5.875%, 9/15/27(1)		985	983,782
7.00%, 2/15/29(1)		205	207,132
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)		131	129,777
			$ 8,862,400
Leisure Time — 0.2%
NCL Corp. Ltd.:
6.25%, 3/1/30(1)		282	$ 283,825
6.75%, 2/1/32(1)		555	564,013
			$ 847,838
Lodging and Casinos — 0.1%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		710	$ 730,454
			$ 730,454
Machinery — 1.0%
Chart Industries, Inc., 9.50%, 1/1/31(1)		736	$ 794,228
Dynamo Newco II GmbH, 6.25%, 10/15/31(1)	EUR	1,520	1,614,336
ESAB Corp., 6.25%, 4/15/29(1)		581	589,547
IMA Industria Macchine Automatiche SpA:
3.75%, 1/15/28(12)	EUR	700	721,106
6.535%, (3 mo. EURIBOR + 3.75%), 4/15/29(3)(12)	EUR	915	957,273
TK Elevator Holdco GmbH, 6.625%, 7/15/28(12)	EUR	540	563,567
			$ 5,240,057
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)		1,278	$ 1,045,065
CSC Holdings LLC:
3.375%, 2/15/31(1)		574	417,799
4.125%, 12/1/30(1)		373	281,939
5.50%, 4/15/27(1)		345	319,709
11.75%, 1/31/29(1)		395	393,306
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)		946	879,979
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)(2)		370	372,324
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(12)(14)	EUR	543	577,618
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		203	177,052
			$ 4,464,791

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Metals/Mining — 1.4%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)		1,223	$ 1,366,959
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		691	686,073
Constellium SE, 3.75%, 4/15/29(1)		820	748,261
First Quantum Minerals Ltd., 9.375%, 3/1/29(1)		1,168	1,235,836
Freeport-McMoRan, Inc., 5.45%, 3/15/43		416	387,235
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)		503	497,864
6.125%, 4/1/29(1)		220	220,643
Novelis Corp.:
3.25%, 11/15/26(1)		237	229,233
3.875%, 8/15/31(1)		203	178,003
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(12)	EUR	1,077	1,072,419
WE Soda Investments Holding PLC:
9.375%, 2/14/31(1)		300	308,471
9.50%, 10/6/28(1)		300	309,636
			$ 7,240,633
Miscellaneous Manufacturing — 0.0%(11)
CTEC II GmbH, 5.25%, 2/15/30(12)	EUR	100	$ 97,107
			$ 97,107
Nonferrous Metals/Minerals — 0.3%
Eldorado Gold Corp., 6.25%, 9/1/29(1)		690	$ 681,669
New Gold, Inc., 7.50%, 7/15/27(1)		653	657,417
			$ 1,339,086
Oil and Gas — 1.3%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)		625	$ 641,472
Civitas Resources, Inc., 8.625%, 11/1/30(1)		810	859,213
Matador Resources Co., 6.50%, 4/15/32(1)		545	546,709
Parkland Corp.:
4.50%, 10/1/29(1)		480	450,319
4.625%, 5/1/30(1)		292	271,968
Permian Resources Operating LLC:
5.875%, 7/1/29(1)		701	696,283
6.25%, 2/1/33(1)		375	376,141
7.00%, 1/15/32(1)		418	429,372
Precision Drilling Corp., 7.125%, 1/15/26(1)		358	359,157
SM Energy Co., 7.00%, 8/1/32(1)		580	579,622
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)		351	352,373
Transocean, Inc., 8.75%, 2/15/30(1)		184	192,498
Vital Energy, Inc.:
7.875%, 4/15/32(1)		379	374,051
Security	Principal Amount* (000's omitted)		Value
Oil and Gas (continued)
Vital Energy, Inc.: (continued)
9.75%, 10/15/30		466	$ 495,677
			$ 6,624,855
Packaging & Containers — 0.8%
Fedrigoni SpA, 6.683%, (3 mo. EURIBOR + 4.00%), 1/15/30(3)(12)	EUR	965	$ 1,009,113
Fiber Midco SpA, 10.75% 10.00% PIK, 6/15/29(1)	EUR	950	1,025,666
Kleopatra Finco SARL, 4.25%, 3/1/26(12)	EUR	600	561,789
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		511	498,736
Trivium Packaging Finance BV, 6.773%, (3 mo. EURIBOR + 3.75%), 8/15/26(3)(12)	EUR	740	771,899
			$ 3,867,203
Pharmaceuticals — 1.1%
Bayer AG, 5.375% to 6/25/30, 3/25/82(12)(13)	EUR	400	$ 413,314
Grifols SA, 7.50%, 5/1/30(12)	EUR	1,033	1,121,937
Nidda Healthcare Holding GmbH, 5.625%, 2/21/30(1)	EUR	1,102	1,176,476
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(1)(14)		373	385,158
Prestige Brands, Inc., 3.75%, 4/1/31(1)		281	250,025
Rossini SARL, 6.75%, 12/31/29(12)	EUR	855	941,807
Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/31	EUR	280	353,258
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46		1,506	1,102,090
			$ 5,744,065
Pipelines — 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)		621	$ 621,304
DT Midstream, Inc., 4.125%, 6/15/29(1)		599	566,795
Energy Transfer LP, 5.00%, 5/15/50		337	286,503
EQM Midstream Partners LP:
4.50%, 1/15/29(1)		955	921,408
6.50%, 7/1/27(1)		405	413,581
7.50%, 6/1/30(1)		536	577,755
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32		330	330,845
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)		649	677,920
Kinetik Holdings LP, 5.875%, 6/15/30(1)		679	674,119
Plains All American Pipeline LP, Series B, 8.895%, (3 mo. SOFR + 4.372%)(3)(15)		926	927,207

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pipelines (continued)
Venture Global LNG, Inc.:
7.00%, 1/15/30(1)		320	$ 327,265
8.125%, 6/1/28(1)		609	636,816
8.375%, 6/1/31(1)		574	604,471
9.00% to 9/30/29(1)(13)(15)		982	1,023,939
9.875%, 2/1/32(1)		178	196,058
			$ 8,785,986
Publishing — 0.3%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)		326	$ 321,152
7.375%, 9/1/31(1)		290	301,994
8.00%, 8/1/29(1)		806	820,951
			$ 1,444,097
Radio and Television — 0.4%
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(1)		1,025	$ 951,290
7.875%, 4/1/30(1)		448	464,119
Townsquare Media, Inc., 6.875%, 2/1/26(1)		546	546,368
			$ 1,961,777
Real Estate Investment Trusts (REITs) — 1.4%
AccorInvest Group SA, 6.375%, 10/15/29(12)	EUR	1,050	$ 1,153,670
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(12)	EUR	1,200	1,365,590
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)		952	904,924
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		644	649,740
8.875%, 9/1/31(1)		594	640,308
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)		1,285	1,362,059
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)		600	581,736
Heimstaden Bostad AB, 3.00% to 10/29/27(12)(13)(15)	EUR	450	424,629
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(1)		281	280,779
Shimao Group Holdings Ltd., 5.60%, 7/15/26(12)(16)		1,250	84,187
			$ 7,447,622
Retail — 2.2%
B&M European Value Retail SA, 8.125%, 11/15/30(12)	GBP	400	$ 525,829
Bertrand Franchise Finance SAS:
6.494%, (3 mo. EURIBOR + 3.75%), 7/18/30(1)(3)	EUR	700	732,277
6.50%, 7/18/30(1)	EUR	380	412,411
Security	Principal Amount* (000's omitted)		Value
Retail (continued)
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(12)	GBP	860	$ 1,102,308
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)		969	1,014,942
Duomo Bidco SpA, 6.91%, (3 mo. EURIBOR + 4.125%), 7/15/31(3)(12)	EUR	915	957,264
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)		558	586,484
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		793	749,343
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)		575	546,100
6.375%, 1/15/30(1)		185	188,498
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)		775	735,763
8.25%, 8/1/31(1)		92	96,675
PEU (Fin) PLC, 7.25%, 7/1/28(12)	EUR	400	431,968
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)		962	1,031,490
Stonegate Pub Co. Financing PLC, 9.648%, (3 mo. EURIBOR + 6.625%), 7/31/29(3)(12)	EUR	470	502,525
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		590	537,057
Waga Bondco Ltd., 8.50%, 6/15/30(12)	GBP	1,130	1,400,089
			$ 11,551,023
Retailers (Except Food and Drug) — 0.3%
Bath & Body Works, Inc.:
6.875%, 11/1/35		410	$ 423,437
6.95%, 3/1/33		282	286,765
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)		737	679,389
			$ 1,389,591
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(1)		554	$ 523,007
			$ 523,007
Software — 0.7%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		734	$ 688,845
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)		344	338,449
9.00%, 9/30/29(1)		761	779,965
Ellucian Holdings, Inc., 6.50%, 12/1/29(1)		702	707,987
TeamSystem SpA, 6.285%, (3 mo. EURIBOR + 3.50%), 7/31/31(1)(3)	EUR	1,029	1,075,567
			$ 3,590,813

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Steel — 0.3%
Allegheny Ludlum LLC, 6.95%, 12/15/25		401	$ 405,136
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)		565	562,329
TMS International Corp., 6.25%, 4/15/29(1)		787	745,797
			$ 1,713,262
Technology — 0.6%
athenahealth Group, Inc., 6.50%, 2/15/30(1)		2,656	$ 2,571,672
International Game Technology PLC, 4.125%, 4/15/26(1)		573	567,427
			$ 3,139,099
Telecommunications — 2.4%
Ciena Corp., 4.00%, 1/31/30(1)		706	$ 652,408
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)		190	170,540
EchoStar Corp., 10.75%, 11/30/29		647	697,616
Iliad Holding SASU:
5.375%, 4/15/30(12)	EUR	565	602,226
7.00%, 10/15/28(1)		362	368,848
8.50%, 4/15/31(1)		285	306,228
Lorca Telecom Bondco SA, 4.00%, 9/18/27(12)	EUR	1,100	1,144,581
Odido Group Holding BV, 5.50%, 1/15/30(12)	EUR	800	832,887
Optics Bidco SpA:
6.875%, 2/15/28(12)	EUR	176	199,015
7.75%, 1/24/33	EUR	735	935,422
Sable International Finance Ltd., 7.125%, 10/15/32(1)		262	256,383
Stagwell Global LLC, 5.625%, 8/15/29(1)		1,038	1,002,523
Summer (BC) Bidco B LLC, 5.50%, 10/31/26(1)		383	386,474
Summer (BC) Holdco A SARL, 9.25%, 10/31/27(12)	EUR	462	482,000
Summer (BC) Holdco B SARL, 5.75%, 10/31/26(12)	EUR	300	311,836
Telefonica Europe BV, 7.125% to 8/23/28(12)(13)(15)	EUR	800	916,684
Vmed O2 U.K. Financing I PLC, 4.00%, 1/31/29(12)	GBP	840	945,924
Vodafone Group PLC, 4.875% to 7/3/25, 10/3/78(12)(13)	GBP	500	617,820
Zegona Finance PLC:
6.75%, 7/15/29(12)	EUR	350	388,712
8.625%, 7/15/29(1)		1,165	1,246,579
			$ 12,464,706
Transportation — 0.6%
Edge Finco PLC, 8.125%, 8/15/31(12)	GBP	1,394	$ 1,761,053
Seaspan Corp., 5.50%, 8/1/29(1)		923	852,077
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)		665	689,937
			$ 3,303,067
Security	Principal Amount* (000's omitted)	Value
Utilities — 1.3%
Calpine Corp.:
5.00%, 2/1/31(1)	615	$ 587,758
5.125%, 3/15/28(1)	450	442,217
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	411	375,227
NRG Energy, Inc.:
3.625%, 2/15/31(1)	563	496,558
3.875%, 2/15/32(1)	118	103,743
5.75%, 1/15/28	384	385,007
6.00%, 2/1/33(1)	505	493,720
6.25%, 11/1/34(1)	335	330,299
10.25% to 3/15/28(1)(13)(15)	635	705,223
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)	460	425,372
5.00%, 1/31/28(1)	450	433,976
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	193	183,354
5.00%, 7/31/27(1)	855	843,594
6.875%, 4/15/32(1)	1,103	1,135,787
		$ 6,941,835
Total Corporate Bonds (identified cost $259,219,601)		$259,750,033

Preferred Stocks — 0.2%
Security	Shares	Value
Distribution & Wholesale — 0.2%
WESCO International, Inc., Series A, 10.625% to 6/22/25(13)	43,109	$ 1,107,039
		$ 1,107,039
Technology — 0.0%(11)
Cohesity Global, Inc.:
Series G	2,137	$ 56,097
Series G1	1,477	38,771
		$ 94,868
Total Preferred Stocks (identified cost $1,282,795)		$ 1,201,907

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 31.7%(17)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 0.4%
TransDigm, Inc., Term Loan, 6.829%, (SOFR + 2.50%), 2/28/31		1,877	$ 1,886,216
			$ 1,886,216
Airlines — 0.2%
American Airlines, Inc., Term Loan, 9.305%, (SOFR + 4.75%), 4/20/28		975	$ 999,936
			$ 999,936
Apparel & Luxury Goods — 0.4%
ABG Intermediate Holdings 2 LLC, Term Loan, 12/21/28(18)		69	$ 69,236
Champ Acquisition Corp., Term Loan, 8.829%, (SOFR + 4.50%), 11/25/31		300	303,234
Gloves Buyer, Inc., Term Loan, 8.426%, (SOFR + 4.00%), 12/29/27		714	713,973
Hanesbrands, Inc., Term Loan, 8.062%, (SOFR + 3.75%), 3/8/30		418	422,505
Varsity Brands, Inc., Term Loan, 8.271%, (SOFR + 3.75%), 8/26/31		700	702,261
			$ 2,211,209
Auto Components — 1.2%
Adient U.S. LLC, Term Loan, 6.562%, (SOFR + 2.25%), 1/31/31		993	$ 997,428
Autokiniton U.S. Holdings, Inc., Term Loan, 8.426%, (SOFR + 4.00%), 4/6/28		1,073	1,073,697
Clarios Global LP:
Term Loan, 5.773%, (EURIBOR + 3.00%), 7/16/31(19)	EUR	1,505	1,562,755
Term Loan, 6.812%, (SOFR + 2.50%), 5/6/30		1,665	1,665,452
DexKo Global, Inc.:
Term Loan, 8.34%, (SOFR + 3.75%), 10/4/28		511	489,869
Term Loan, 8.579%, (SOFR + 4.25%), 10/4/28		149	143,767
LTI Holdings, Inc., Term Loan, 8.562%, (SOFR + 4.25%), 7/19/29		399	401,103
			$ 6,334,071
Automobiles — 0.4%
Bombardier Recreational Products, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 1/22/31		1,372	$ 1,374,492
Borrower/Description	Principal Amount* (000's omitted)	Value
Automobiles (continued)
MajorDrive Holdings IV LLC, Term Loan, 8.59%, (SOFR + 4.00%), 6/1/28	983	$ 952,102
		$ 2,326,594
Beverages — 0.1%
Arterra Wines Canada, Inc., Term Loan, 8.09%, (SOFR + 3.50%), 11/24/27	397	$ 388,753
		$ 388,753
Biotechnology — 0.1%
Alltech, Inc., Term Loan, 8.426%, (SOFR + 4.00%), 10/13/28	723	$ 726,890
		$ 726,890
Building Products — 0.5%
Cornerstone Building Brands, Inc., Term Loan, 7.656%, (SOFR + 3.25%), 4/12/28	491	$ 469,052
Kodiak Building Partners, Inc., Term Loan, 8.046%, (SOFR + 3.75%), 12/4/31	175	175,316
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.587%, (SOFR + 4.25%), 12/2/31	400	400,916
MI Windows & Doors LLC, Term Loan, 7.312%, (SOFR + 3.00%), 3/28/31	746	753,366
Oscar AcquisitionCo LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29	735	733,594
		$ 2,532,244
Capital Markets — 1.2%
Citco Funding LLC, Term Loan, 7.308%, (SOFR + 2.75%), 4/27/28	1,210	$ 1,224,637
Focus Financial Partners LLC, Term Loan, 7.562%, (SOFR + 3.25%), 9/15/31	1,164	1,167,570
Fortress Intermediate 3, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 6/27/31	1,551	1,555,967
HighTower Holdings LLC, Term Loan, 8.071%, (SOFR + 3.50%), 4/21/28	399	400,163
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.291%, (SOFR + 3.00%), 3/21/31	399	399,998
Mariner Wealth Advisors LLC, Term Loan, 7.079%, (SOFR + 2.75%), 8/18/28	861	864,785
Press Ganey Holdings, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 4/30/31	399	400,514
		$ 6,013,634
Chemicals — 1.6%
Aruba Investments Holdings LLC, Term Loan, 8.412%, (SOFR + 4.00%), 11/24/27	591	$ 592,317

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.079%, (SOFR + 1.75%), 12/20/29	785	$ 789,025
Discovery Purchaser Corp., Term Loan, 8.04%, (SOFR + 3.75%), 10/4/29	399	399,914
Groupe Solmax, Inc., Term Loan, 9.264%, (SOFR + 4.75%), 5/29/28(19)	484	447,288
INEOS U.S. Finance LLC, Term Loan, 7.562%, (SOFR + 3.25%), 2/18/30	734	735,331
Lonza Group AG, Term Loan, 8.354%, (SOFR + 3.93%), 7/3/28	493	481,519
Momentive Performance Materials, Inc., Term Loan, 8.312%, (SOFR + 4.00%), 3/29/28	540	546,678
Nouryon Finance BV, Term Loan, 7.657%, (SOFR + 3.25%), 4/3/28	718	724,270
Olympus Water U.S. Holding Corp., Term Loan, 7.337%, (SOFR + 3.00%), 6/20/31	900	902,582
SCUR-Alpha 1503 GmbH, Term Loan, 9.791%, (SOFR + 5.50%), 3/29/30	299	289,665
Tronox Finance LLC, Term Loan, 6.601%, (SOFR + 2.25%), 4/4/29	998	1,000,433
W.R. Grace & Co.-Conn., Term Loan, 7.579%, (SOFR + 3.25%), 9/22/28	1,261	1,273,266
		$ 8,182,288
Commercial Services & Supplies — 1.4%
Albion Financing 3 SARL, Term Loan, 8.80%, (SOFR + 4.25%), 8/16/29	590	$ 594,973
Allied Universal Holdco LLC, Term Loan, 8.162%, (SOFR + 3.75%), 5/12/28	1,118	1,122,670
Covanta Holding Corp.:
Term Loan, 6.826%, (SOFR + 2.50%), 11/30/28	52	52,207
Term Loan, 6.826%, (SOFR + 2.50%), 11/30/28	946	950,615
EnergySolutions LLC, Term Loan, 7.562%, (SOFR + 3.25%), 9/20/30	658	661,016
Foundever Worldwide Corp., Term Loan, 8.206%, (SOFR + 3.75%), 8/28/28	982	685,722
Garda World Security Corp., Term Loan, 7.805%, (SOFR + 3.50%), 2/1/29	1,039	1,044,254
GFL Environmental, Inc., Term Loan, 6.305%, (SOFR + 2.00%), 7/3/31	324	324,588
Heritage-Crystal Clean, Inc., Term Loan, 8.337%, (SOFR + 4.00%), 10/17/30	398	401,721
Tempo Acquisition LLC, Term Loan, 6.062%, (SOFR + 1.75%), 8/31/28	1,196	1,197,319
		$ 7,035,085
Borrower/Description	Principal Amount* (000's omitted)	Value
Construction Materials — 0.3%
Quikrete Holdings, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 3/19/29	1,269	$ 1,274,117
Star Holding LLC, Term Loan, 8.812%, (SOFR + 4.50%), 7/31/31	299	299,331
		$ 1,573,448
Containers & Packaging — 0.3%
Altium Packaging LLC, Term Loan, 6.812%, (SOFR + 2.50%), 6/11/31	746	$ 745,787
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.487%, (SOFR + 3.18%), 4/13/29	612	613,822
		$ 1,359,609
Distributors — 0.1%
CD&R Hydra Buyer, Inc., Term Loan, 8.412%, (SOFR + 4.00%), 3/25/31	496	$ 499,538
		$ 499,538
Diversified Consumer Services — 0.5%
Ascend Learning LLC, Term Loan, 7.312%, (SOFR + 3.00%), 12/11/28	492	$ 492,346
Fugue Finance BV, Term Loan, 7.496%, (SOFR + 3.25%), 1/9/32	744	755,977
KUEHG Corp., Term Loan, 7.537%, (SOFR + 3.25%), 6/12/30	604	610,600
Wand NewCo 3, Inc., Term Loan, 7.06%, (SOFR + 2.75%), 1/30/31	815	816,096
		$ 2,675,019
Diversified Telecommunication Services — 0.2%
Altice France SA, Term Loan, 8.682%, (SOFR + 4.00%), 8/14/26	499	$ 422,609
Level 3 Financing, Inc., Term Loan, 10.872%, (SOFR + 6.56%), 4/15/29	500	507,500
Lumen Technologies, Inc., Term Loan, 4/15/30(18)	400	373,806
		$ 1,303,915
Electric Utilities — 0.1%
Kohler Energy Co. LLC, Term Loan, 8.062%, (SOFR + 3.75%), 5/1/31	365	$ 366,695
		$ 366,695
Electrical Equipment — 0.3%
Dynamo Newco II GmbH, Term Loan, 10/1/31(18)	500	$ 506,408

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Electrical Equipment (continued)
WEC U.S. Holdings Ltd., Term Loan, 6.587%, (SOFR + 2.25%), 1/27/31	1,247	$ 1,251,655
		$ 1,758,063
Electronic Equipment, Instruments & Components — 0.8%
Chamberlain Group, Inc., Term Loan, 7.662%, (SOFR + 3.25%), 11/3/28	738	$ 742,221
Creation Technologies, Inc., Term Loan, 10.058%, (SOFR + 5.50%), 10/5/28	389	387,446
Ingram Micro, Inc., Term Loan, 7.077%, (SOFR + 2.75%), 9/22/31	585	590,750
Range Red Operating, Inc.:
Term Loan, 12.41%, (SOFR + 8.00%), 10/1/29	355	350,900
Term Loan - Second Lien, 12.41%, (SOFR + 8.00%), 10/1/29	1,487	1,471,974
Verifone Systems, Inc., Term Loan, 8.783%, (SOFR + 4.00%), 8/20/25	732	695,383
		$ 4,238,674
Energy Equipment & Services — 0.3%
GIP Pilot Acquisition Partners LP, Term Loan, 6.302%, (SOFR + 2.00%), 10/4/30	919	$ 924,906
New Generation Gas Gathering LLC, Term Loan, 10.041%, (SOFR + 5.75%), 9/30/29	601	591,034
		$ 1,515,940
Engineering & Construction — 0.2%
Artera Services LLC, Term Loan, 8.829%, (SOFR + 4.50%), 2/15/31	299	$ 297,639
Azuria Water Solutions, Inc., Term Loan, 7.31%, (SOFR + 3.00%), 5/17/28	298	300,411
Northstar Group Services, Inc., Term Loan, 9.079%, (SOFR + 4.75%), 5/8/30	498	502,537
		$ 1,100,587
Entertainment — 0.5%
Endeavor Group Holdings, Inc., Term Loan, 1/27/32(18)	1,500	$ 1,503,750
Playtika Holding Corp., Term Loan, 7.176%, (SOFR + 2.75%), 3/13/28	840	844,268
		$ 2,348,018
Financial Services — 0.3%
Boost Newco Borrower LLC, Term Loan, 6.829%, (SOFR + 2.50%), 1/31/31	848	$ 852,538
Borrower/Description	Principal Amount* (000's omitted)	Value
Financial Services (continued)
CPI Holdco B LLC, Term Loan, 6.312%, (SOFR + 2.00%), 5/19/31	424	$ 424,381
Grant Thornton Advisors LLC, Term Loan, 7.055%, (SOFR + 2.75%), 6/2/31	499	500,855
		$ 1,777,774
Food Products — 0.3%
Del Monte Foods, Inc.:
Term Loan, 12.616%, (SOFR + 8.15%), 8/2/28	234	$ 234,200
Term Loan - Second Lien, 8.851%, (SOFR + 4.40%), 8/2/28	492	302,360
Nomad Foods U.S. LLC, Term Loan, 6.968%, (SOFR + 2.50%), 11/12/29	1,195	1,203,557
		$ 1,740,117
Gas Utilities — 0.3%
Epic Y-Grade Services LP, Term Loan, 10.044%, (SOFR + 5.75%), 6/29/29	1,358	$ 1,364,491
		$ 1,364,491
Health Care Equipment & Supplies — 0.4%
Bayou Intermediate II LLC, Term Loan, 9.052%, (SOFR + 4.50%), 8/2/28	495	$ 495,934
Journey Personal Care Corp., Term Loan, 8.062%, (SOFR + 3.75%), 3/1/28	699	702,723
Medline Borrower LP, Term Loan, 6.562%, (SOFR + 2.25%), 10/23/28	622	625,595
		$ 1,824,252
Health Care Providers & Services — 1.5%
CCRR Parent, Inc., Term Loan, 9.026%, (SOFR + 4.25%), 3/6/28	985	$ 505,867
CHG Healthcare Services, Inc., Term Loan, 7.396%, (SOFR + 3.00%), 9/29/28	414	417,239
Ensemble RCM LLC, Term Loan, 7.291%, (SOFR + 3.00%), 8/1/29	497	502,260
Medical Solutions Holdings, Inc., Term Loan, 7.891%, (SOFR + 3.50%), 11/1/28	973	693,918
Pacific Dental Services LLC, Term Loan, 7.049%, (SOFR + 2.75%), 3/15/31	496	501,036
Pluto Acquisition I, Inc.:
Term Loan, 9.837%, (SOFR + 5.50%), 6/20/28	234	239,774
Term Loan - Second Lien, 8.523%, (SOFR + 4.00%), 9/20/28	666	609,251
Radnet Management, Inc., Term Loan, 6.771%, (SOFR + 2.25%), 4/18/31	995	1,002,463

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Raven Acquisition Holdings LLC:
Term Loan, 1.625%, 11/19/31(20)	35	$ 35,163
Term Loan, 7.562%, (SOFR + 3.25%), 11/19/31	490	492,276
Select Medical Corp., Term Loan, 6.333%, (SOFR + 2.00%), 12/3/31	325	326,558
Surgery Center Holdings, Inc., Term Loan, 7.061%, (SOFR + 2.75%), 12/19/30	993	997,894
Team Health Holdings, Inc., Term Loan, 9.541%, (SOFR + 5.25%), 3/2/27	1,304	1,269,397
		$ 7,593,096
Health Care Technology — 0.5%
athenahealth Group, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 2/15/29	869	$ 871,324
Cotiviti Corp., Term Loan, 7.087%, (SOFR + 2.75%), 5/1/31	748	754,204
Symplr Software, Inc., Term Loan, 8.891%, (SOFR + 4.50%), 12/22/27	492	453,170
Waystar Technologies, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 10/22/29	348	350,502
		$ 2,429,200
Hotels, Restaurants & Leisure — 1.8%
Caesars Entertainment, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 2/6/31	794	$ 797,557
ClubCorp Holdings, Inc., Term Loan, 9.59%, (SOFR + 5.00%), 9/18/26	618	621,528
Dave & Buster's, Inc., Term Loan, 7.625%, (SOFR + 3.25%), 6/29/29	268	261,298
Fertitta Entertainment LLC, Term Loan, 7.812%, (SOFR + 3.50%), 1/27/29	843	848,515
Flutter Financing BV, Term Loan, 6.079%, (SOFR + 1.75%), 11/30/30	932	933,808
GVC Holdings (Gibraltar) Ltd., Term Loan, 10/31/29(18)	500	503,080
IRB Holding Corp., Term Loan, 6.812%, (SOFR + 2.50%), 12/15/27	1,953	1,961,033
Ontario Gaming GTA LP, Term Loan, 8.579%, (SOFR + 4.25%), 8/1/30	397	399,085
Playa Resorts Holding BV, Term Loan, 7.062%, (SOFR + 2.75%), 1/5/29	739	742,266
Scientific Games Holdings LP, Term Loan, 4/4/29(18)	750	753,435
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 12/4/31	982	984,013
Spectacle Gary Holdings LLC, Term Loan, 8.662%, (SOFR + 4.25%), 12/11/28	729	736,750
		$ 9,542,368
Borrower/Description	Principal Amount* (000's omitted)	Value
Household Durables — 0.2%
ACProducts, Inc., Term Loan, 8.84%, (SOFR + 4.25%), 5/17/28	1,030	$ 796,585
Madison Safety & Flow LLC, Term Loan, 7.562%, (SOFR + 3.25%), 9/26/31	374	377,395
		$ 1,173,980
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 8.288%, (SOFR + 4.00%), 7/8/31	699	$ 662,096
		$ 662,096
Independent Power and Renewable Electricity Producers — 0.1%
Alpha Generation LLC, Term Loan, 7.062%, (SOFR + 2.75%), 9/30/31	299	$ 301,270
Thunder Generation Funding LLC, Term Loan, 7.329%, (SOFR + 3.00%), 10/3/31	349	352,049
		$ 653,319
Insurance — 1.1%
Alliant Holdings Intermediate LLC, Term Loan, 7.052%, (SOFR + 2.75%), 9/19/31	807	$ 810,351
AmWINS Group, Inc., Term Loan, 6.56%, (SOFR + 2.25%), 1/30/32	962	964,951
AssuredPartners, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 2/14/31	748	749,575
Broadstreet Partners, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 6/13/31	698	702,282
Ryan Specialty Group LLC, Term Loan, 6.562%, (SOFR + 2.25%), 9/15/31	400	402,300
Truist Insurance Holdings LLC:
Term Loan, 7.079%, (SOFR + 2.75%), 5/6/31	345	346,266
Term Loan - Second Lien, 9.079%, (SOFR + 4.75%), 5/6/32	439	447,347
USI, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 11/21/29	1,167	1,168,583
		$ 5,591,655
IT Services — 1.3%
Asurion LLC:
Term Loan, 8.562%, (SOFR + 4.25%), 9/19/30	997	$ 997,191
Term Loan - Second Lien, 9.676%, (SOFR + 5.25%), 1/31/28	1,000	980,375
Endure Digital, Inc., Term Loan, 7.94%, (SOFR + 3.50%), 2/10/28	977	799,684
Gainwell Acquisition Corp., Term Loan, 8.429%, (SOFR + 4.00%), 10/1/27	1,062	1,013,664

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
IT Services (continued)
Go Daddy Operating Co. LLC, Term Loan, 6.062%, (SOFR + 1.75%), 5/30/31	159	$ 159,505
Informatica LLC, Term Loan, 6.562%, (SOFR + 2.25%), 10/27/28	780	785,777
NAB Holdings LLC, Term Loan, 7.079%, (SOFR + 2.75%), 11/23/28	985	992,409
Rackspace Finance LLC:
Term Loan, 10.662%, (SOFR + 6.25%), 5/15/28	70	72,622
Term Loan - Second Lien, 7.162%, (SOFR + 2.75%), 5/15/28	351	204,933
Synechron, Inc., Term Loan, 8.041%, (SOFR + 3.75%), 10/3/31	600	603,750
Travelport Finance (Luxembourg) SARL, Term Loan, 12.197%, (SOFR + 7.89%), 9/30/28	52	48,678
		$ 6,658,588
Leisure Products — 0.5%
GSM Holdings, Inc., Term Loan, 9.329%, (SOFR + 5.00%), 9/30/31	299	$ 294,263
Hayward Industries, Inc., Term Loan, 6.926%, (SOFR + 2.50%), 5/30/28	997	1,002,947
Peloton Interactive, Inc., Term Loan, 10.312%, (SOFR + 6.00%), 5/23/29	900	922,987
Recess Holdings, Inc., Term Loan, 8.047%, (SOFR + 3.75%), 2/20/30	496	502,145
		$ 2,722,342
Machinery — 2.3%
AI Aqua Merger Sub, Inc., Term Loan, 7.337%, (SOFR + 3.00%), 7/31/28	1,036	$ 1,040,167
Apex Tool Group LLC:
Term Loan, 14.412%, (SOFR + 10.00%), 11.912% cash, 2.50% PIK, 2/8/30	488	446,412
Term Loan - Second Lien, 11.662%, (SOFR + 7.25%), 7.562% cash, 4.00% PIK, 2/8/29	209	195,273
Clark Equipment Co., Term Loan, 6.329%, (SOFR + 2.00%), 4/20/29	527	529,137
Conair Holdings LLC, Term Loan, 8.176%, (SOFR + 3.75%), 5/17/28	785	727,421
CPM Holdings, Inc., Term Loan, 8.837%, (SOFR + 4.50%), 9/28/28	495	472,931
Crown Equipment Corp., Term Loan, 6.805%, (SOFR + 2.50%), 10/10/31	750	756,566
EMRLD Borrower LP:
Term Loan, 6.829%, (SOFR + 2.50%), 8/4/31	374	375,832
Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30	810	813,223
Engineered Machinery Holdings, Inc., Term Loan, 8.34%, (SOFR + 3.75%), 5/19/28	820	826,133
Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery (continued)
Filtration Group Corp., Term Loan, 7.313%, (SOFR + 3.00%), 10/21/28	1,036	$ 1,045,827
Gates Global LLC, Term Loan, 6.062%, (SOFR + 1.75%), 6/4/31	648	650,029
Madison IAQ LLC, Term Loan, 6.762%, (SOFR + 2.50%), 6/21/28	1,166	1,169,995
Roper Industrial Products Investment Co. LLC, Term Loan, 7.079%, (SOFR + 2.75%), 11/22/29	691	693,774
SPX Flow, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 4/5/29	760	768,448
TK Elevator U.S. Newco, Inc., Term Loan, 7.737%, (SOFR + 3.50%), 4/30/30	1,402	1,413,591
		$ 11,924,759
Media — 0.2%
Aragorn Parent Corp., Term Loan, 8.311%, (SOFR + 4.00%), 12/15/28	823	$ 831,596
CMG Media Corp., Term Loan, 7.929%, (SOFR + 3.50%), 6/18/29	407	377,447
		$ 1,209,043
Metals/Mining — 0.3%
Arsenal AIC Parent LLC, Term Loan, 7.562%, (SOFR + 3.25%), 8/18/30	566	$ 569,141
PMHC II, Inc., Term Loan, 8.689%, (SOFR + 4.25%), 4/23/29	786	776,851
		$ 1,345,992
Oil, Gas & Consumable Fuels — 0.5%
Epic Crude Services LP, Term Loan, 7.302%, (SOFR + 3.00%), 10/15/31	400	$ 404,000
Freeport LNG Investments LLLP, Term Loan, 7.543%, (SOFR + 3.25%), 12/21/28	496	498,099
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.552%, (SOFR + 2.25%), 10/5/28	737	740,730
UGI Energy Services LLC, Term Loan, 6.812%, (SOFR + 2.50%), 2/22/30	739	745,312
		$ 2,388,141
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 7.579%, (SOFR + 3.25%), 2/14/31	595	$ 598,477
		$ 598,477
Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I SARL, Term Loan, 8.312%, (SOFR + 4.00%), 4/23/31	349	$ 352,274

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Pharmaceuticals (continued)
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (SOFR + 9.50%), 11/14/28	238	$ 251,427
		$ 603,701
Professional Services — 1.6%
AAL Delaware Holdco, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 7/30/31	549	$ 552,998
AlixPartners LLP, Term Loan, 6.926%, (SOFR + 2.50%), 2/4/28	1,089	1,094,305
Camelot U.S. Acquisition LLC, Term Loan, 7.062%, (SOFR + 2.75%), 1/31/31	930	932,441
CoreLogic, Inc., Term Loan, 7.926%, (SOFR + 3.50%), 6/2/28	564	563,477
EAB Global, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 8/16/28	746	747,446
Employbridge Holding Co., Term Loan, 9.317%, (SOFR + 4.75%), 7/19/28	788	499,756
First Advantage Holdings LLC, Term Loan, 7.562%, (SOFR + 3.25%), 10/31/31	1,012	1,022,204
Genuine Financial Holdings LLC, Term Loan, 8.312%, (SOFR + 4.00%), 9/27/30	494	497,221
Neptune Bidco U.S., Inc., Term Loan, 9.389%, (SOFR + 5.00%), 4/11/29	786	664,170
Teneo Holdings LLC, Term Loan, 9.062%, (SOFR + 4.75%), 3/13/31	447	451,840
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.829%, (SOFR + 3.50%), 10/24/31	500	504,765
Trans Union LLC, Term Loan, 6.062%, (SOFR + 1.75%), 6/24/31	603	604,323
		$ 8,134,946
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.062%, (SOFR + 2.75%), 1/31/30	510	$ 513,596
Greystar Real Estate Partners LLC, Term Loan, 7.05%, (SOFR + 2.75%), 8/21/30	1,086	1,087,663
		$ 1,601,259
Road & Rail — 0.4%
First Student Bidco, Inc.:
Term Loan, 6.892%, (SOFR + 2.50%), 7/21/28	358	$ 359,273
Term Loan, 6.892%, (SOFR + 2.50%), 7/21/28	109	109,887
Hertz Corp.:
Term Loan, 7.926%, (SOFR + 3.50%), 6/30/28	1,199	1,084,775
Term Loan, 7.926%, (SOFR + 3.50%), 6/30/28	234	211,853
Borrower/Description	Principal Amount* (000's omitted)	Value
Road & Rail (continued)
Kenan Advantage Group, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 1/25/29	399	$ 399,446
		$ 2,165,234
Semiconductors & Semiconductor Equipment — 0.1%
MKS Instruments, Inc., Term Loan, 6.305%, (SOFR + 2.00%), 8/17/29	542	$ 545,043
		$ 545,043
Software — 3.6%
Applied Systems, Inc., Term Loan, 7.329%, (SOFR + 3.00%), 2/24/31	762	$ 770,117
Astra Acquisition Corp.:
Term Loan, 9.579%, (SOFR + 5.25%), 10/25/28	615	42,304
Term Loan, 11.079%, (SOFR + 6.75%), 2/25/28	440	270,756
Boxer Parent Co., Inc., Term Loan, 7.291%, (SOFR + 3.00%), 7/30/31	1,035	1,041,044
Central Parent, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 7/6/29	889	851,072
Cloud Software Group, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 3/30/29	1,179	1,187,750
Cloudera, Inc., Term Loan, 8.162%, (SOFR + 3.75%), 10/8/28	496	496,102
Clover Holdings 2 LLC, Term Loan, 8.428%, (SOFR + 4.00%), 12/9/31	600	606,375
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/18/27(21)	54	54,710
Cornerstone OnDemand, Inc., Term Loan, 8.176%, (SOFR + 3.75%), 10/16/28	349	314,248
Drake Software LLC, Term Loan, 8.562%, (SOFR + 4.25%), 6/26/31	723	680,700
Epicor Software Corp., Term Loan, 7.062%, (SOFR + 2.75%), 5/30/31	1,288	1,299,960
GoTo Group, Inc.:
Term Loan, 9.189%, (SOFR + 4.75%), 4/28/28	429	397,064
Term Loan - Second Lien, 9.189%, (SOFR + 4.75%), 4/28/28	260	131,110
Marcel LUX IV SARL, Term Loan, 7.90%, (SOFR + 3.50%), 11/9/30	722	732,960
McAfee LLC, Term Loan, 7.337%, (SOFR + 3.00%), 3/1/29	980	984,821
Open Text Corp., Term Loan, 6.062%, (SOFR + 1.75%), 1/31/30	538	539,080
Polaris Newco LLC, Term Loan, 8.552%, (SOFR + 4.00%), 6/2/28	713	715,095
Quest Software U.S. Holdings, Inc., Term Loan, 8.691%, (SOFR + 4.25%), 2/1/29	492	333,617

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
RealPage, Inc., Term Loan, 7.59%, (SOFR + 3.00%), 4/24/28	455	$ 455,442
Redstone Holdco 2 LP, Term Loan, 9.302%, (SOFR + 4.75%), 4/27/28	610	348,636
Riverbed Technology, Inc., Term Loan, 8.829%, (SOFR + 4.50%), 6.829% cash, 2.00% PIK, 7/1/28	113	69,465
Sabre GLBL, Inc.:
Term Loan, 8.662%, (SOFR + 4.25%), 6/30/28	87	84,960
Term Loan, 10.412%, (SOFR + 6.00%), 11/15/29	488	489,277
Skillsoft Corp., Term Loan, 9.675%, (SOFR + 5.25%), 7/14/28	739	651,106
SolarWinds Holdings, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 2/5/30	650	654,875
Sophia LP, Term Loan, 7.312%, (SOFR + 3.00%), 10/9/29	1,177	1,185,939
UKG, Inc., Term Loan, 7.30%, (SOFR + 3.00%), 2/10/31	1,643	1,654,336
Veritas U.S., Inc., Term Loan, 16.928%, (SOFR + 12.50%), 12/9/29	163	163,360
Vision Solutions, Inc., Term Loan, 8.552%, (SOFR + 4.00%), 4/24/28	1,205	1,197,594
		$ 18,403,875
Specialty Retail — 1.4%
Belron Finance 2019 LLC, Term Loan, 7.273%, (SOFR + 2.75%), 10/16/31	998	$ 1,007,350
Great Outdoors Group LLC, Term Loan, 7.552%, (SOFR + 3.25%), 1/16/32	1,203	1,212,833
Harbor Freight Tools USA, Inc., Term Loan, 6.862%, (SOFR + 2.50%), 6/11/31(19)	846	842,147
Hoya Midco LLC, Term Loan, 7.291%, (SOFR + 3.00%), 2/3/29	617	618,288
Les Schwab Tire Centers, Term Loan, 6.812%, (SOFR + 2.50%), 4/23/31	691	693,662
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28	740	741,117
Mavis Tire Express Services Corp., Term Loan, 7.312%, (SOFR + 3.00%), 5/4/28	395	397,114
Petco Health & Wellness Co., Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/3/28	674	649,035
PetSmart, Inc., Term Loan, 8.162%, (SOFR + 3.75%), 2/11/28	685	687,532
Speedster Bidco GmbH, Term Loan, 12/10/31(18)	600	604,500
		$ 7,453,578
Trading Companies & Distributors — 0.7%
Core & Main LP, Term Loan, 6.311%, (SOFR + 2.00%), 7/27/28	438	$ 439,853
Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors (continued)
Foundation Building Materials Holding Co. LLC, Term Loan, 8.552%, (SOFR + 4.00%), 1/29/31(19)	299	$ 294,618
Park River Holdings, Inc., Term Loan, 7.822%, (SOFR + 3.25%), 12/28/27	741	727,682
Spin Holdco, Inc., Term Loan, 8.706%, (SOFR + 4.00%), 3/4/28	1,025	860,933
White Cap Buyer LLC, Term Loan, 7.562%, (SOFR + 3.25%), 10/19/29	710	712,397
Windsor Holdings III LLC, Term Loan, 7.802%, (SOFR + 3.50%), 8/1/30	716	723,183
		$ 3,758,666
Transportation Infrastructure — 0.3%
Brown Group Holding LLC, Term Loan, 6.848%, (SOFR + 2.50%), 7/1/31(19)	746	$ 749,359
KKR Apple Bidco LLC, Term Loan, 7.812%, (SOFR + 3.50%), 9/22/28	744	750,480
		$ 1,499,839
Wireless Telecommunication Services — 0.3%
CCI Buyer, Inc., Term Loan, 8.329%, (SOFR + 4.00%), 12/17/27	787	$ 791,155
Lorca Holdco Ltd., Term Loan, 3/25/31(18)	640	644,163
		$ 1,435,318
Total Senior Floating-Rate Loans (identified cost $166,425,260)		$164,177,575

Miscellaneous — 0.0%(11)
Security	Principal Amount	Value
Energy — 0.0%(11)
Enviva LLC, Escrow Certificates(1)(8)	$565,000	$ 113
		$ 113
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(7)(8)	$333,000	$ 0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(7)(8)	$400,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(7)(8)	459,000	0
		$ 0

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Surface Transport — 0.0%(11)
Hertz Corp., Escrow Certificates(1)(8)	$105,000	$ 21,525
		$ 21,525
Total Miscellaneous (identified cost $0)		$ 21,638

Short-Term Investments — 3.7%
Affiliated Fund — 3.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(22)	18,644,425	$ 18,644,425
Total Affiliated Fund (identified cost $18,644,425)		$ 18,644,425

U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 4/1/25(23)	$468	$ 464,872
Total U.S. Treasury Obligations (identified cost $464,709)		$ 464,872
Total Short-Term Investments (identified cost $19,109,134)		$ 19,109,297
Total Investments — 100.6% (identified cost $521,498,682)		$520,728,409
Less Unfunded Loan Commitments — (0.0)%(11)		$ (35,000)
Net Investments — 100.6% (identified cost $521,463,682)		$520,693,409
Other Assets, Less Liabilities — (0.6)%		$ (2,986,710)
Net Assets — 100.0%		$517,706,699
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $255,449,080 or 49.3% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(4)	When-issued, variable rate security whose interest rate will be determined after January 31, 2025.
(5)	Step coupon security. Interest rate represents the rate in effect at January 31, 2025.
(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2025.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(8)	Non-income producing security.
(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(10)	Restricted security.
(11)	Amount is less than 0.05% or (0.05)%, as applicable.
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $59,342,676 or 11.5% of the Fund's net assets.
(13)	Security converts to variable rate after the indicated fixed-rate coupon period.
(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(15)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(16)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(18)	This Senior Loan will settle after January 31, 2025, at which time the interest rate will be determined.
(19)	The stated interest rate represents the weighted average interest rate at January 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

(20)	Unfunded or partially unfunded loan commitments.The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2025, the total value of unfunded loan commitments is $35,163.
(21)	Fixed-rate loan.
(22)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
(23)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	204,710	EUR	195,488	Goldman Sachs International	3/31/25	$ 1,376	$ —
USD	202,322	EUR	193,200	State Street Bank and Trust Company	3/31/25	1,368	—
USD	134,824	EUR	128,700	State Street Bank and Trust Company	3/31/25	959	—
GBP	461,297	USD	574,474	Goldman Sachs International	4/30/25	—	(2,663)
USD	132,088	EUR	126,319	Citibank, N.A.	4/30/25	491	—
USD	59,376,381	EUR	56,728,955	Goldman Sachs International	4/30/25	277,241	—
USD	444,872	EUR	425,000	State Street Bank and Trust Company	4/30/25	2,115	—
USD	394,525	EUR	376,753	State Street Bank and Trust Company	4/30/25	2,031	—
USD	371,674	EUR	354,849	State Street Bank and Trust Company	4/30/25	1,999	—
USD	15,090,614	GBP	12,139,281	State Street Bank and Trust Company	4/30/25	43,089	—
USD	1,417,534	GBP	1,135,372	State Street Bank and Trust Company	4/30/25	10,157	—
						$340,826	$(2,663)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(38)	Short	3/20/25	$(4,328,438)	$103,264
					$103,264
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Single Family Rental	Goldman Sachs International	$631	7.85% (pays annually)	8.22%	3/18/28	$1,569	$1,569	$3,138
Total		$631				$1,569	$1,569	$3,138

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $631,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund enters into U.S. Treasury futures contracts to change the effective duration of its portfolio.
At January 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Restricted Securities
At January 31, 2025, the Fund owned the following security (representing less than 0.05% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	23,664	$148,098	$437,784
Total Restricted Securities			$148,098	$437,784

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $18,644,425, which represents 3.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$13,381,467	$74,060,853	$(68,797,895)	$ —	$ —	$18,644,425	$152,580	18,644,425
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 43,230,344	$ —	$ 43,230,344
Collateralized Mortgage Obligations	—	17,589,593	—	17,589,593
Commercial Mortgage-Backed Securities	—	11,098,828	—	11,098,828
Common Stocks	100,299	854,649	2,133,469	3,088,417
Convertible Bonds	—	1,460,777	—	1,460,777
Corporate Bonds	—	259,750,033	—	259,750,033
Preferred Stocks	1,107,039	94,868	—	1,201,907
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	164,142,575	—	164,142,575
Miscellaneous	—	21,638	0	21,638
Short-Term Investments:
Affiliated Fund	18,644,425	—	—	18,644,425
U.S. Treasury Obligations	—	464,872	—	464,872
Total Investments	$19,851,763	$498,708,177	$2,133,469	$520,693,409
Forward Foreign Currency Exchange Contracts	$ —	$ 340,826	$ —	$ 340,826
Futures Contracts	103,264	—	—	103,264
Swap Contracts	—	1,569	—	1,569
Total	$19,955,027	$499,050,572	$2,133,469	$521,139,068

Eaton Vance
Multi-Asset Credit Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (2,663)	$ —	$ (2,663)
Total	$ —	$ (2,663)	$ —	$ (2,663)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.